Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Effect of Adoption of ASC 606) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 1,883,029	$ 1,860,962	$ 1,650,431
Cost of revenue-Online advertising-Search and search related advertising	1,071,721	1,035,166	859,800
Gross profit	811,308	825,796	790,631
Operating expenses-Sales and marketing	400,579	413,045	434,780
Operating loss	(160,525)	(209,178)	(117,134)
Income tax expense	(13,432)	273,148	21,072
Net loss	$ (67,359)	$ (470,003)	$ (114,973)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)	$ (14.27)	$ (5.79)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)	$ (14.30)	$ (5.83)
ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Gross profit	$ 811,308
Operating expenses-Sales and marketing	400,579
Operating loss	(160,525)
Income tax expense	13,432
Net loss	$ (67,359)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)
Without adoption of ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Gross profit	$ 811,308
Operating expenses-Sales and marketing	396,226
Operating loss	(160,525)
Income tax expense	13,432
Net loss	$ (67,359)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)
Effect of change Higher/(Lower) [Member] | ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Gross profit	$ 0
Operating expenses-Sales and marketing	4,353
Operating loss	0
Income tax expense	0
Net loss	$ 0
Basic net loss per share attributable to Sohu.com Limited	$ 0
Diluted net loss per share attributable to Sohu.com Limited	$ 0
Brand advertising [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 231,945	$ 314,066	$ 447,956
Cost of revenue-Online advertising-Search and search related advertising	184,474	363,592	371,085
Brand advertising [Member] | ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	231,945
Brand advertising [Member] | Without adoption of ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	228,165
Brand advertising [Member] | Effect of change Higher/(Lower) [Member] | ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	3,780
Search and search related advertising [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	1,022,456	801,199	597,133
Cost of revenue-Online advertising-Search and search related advertising	664,164	$ 412,904	$ 290,158
Search and search related advertising [Member] | ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	1,022,456
Cost of revenue-Online advertising-Search and search related advertising	664,164
Search and search related advertising [Member] | Without adoption of ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	1,000,639
Cost of revenue-Online advertising-Search and search related advertising	642,920
Search and search related advertising [Member] | Effect of change Higher/(Lower) [Member] | ASC 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	21,817
Cost of revenue-Online advertising-Search and search related advertising	$ 21,244